Income Taxes - Significant Components of the Company's Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Gross [Abstract]
Federal, state and foreign net operating loss and credit carryforwards	$ 2,495	$ 2,592
Allowance for credit losses	2,042	1,155
Accrued expenses	554	485
Obligation for operating leases	293	328
Pension and postretirement benefits	108	193
Stock compensation	84	78
Partnerships and other investment assets	9	91
Fixed assets		2
Other deferred tax assets, net	383	257
Gross deferred tax assets	5,968	5,181
Deferred Tax Liabilities
Leasing activities	(2,511)	(2,700)
Goodwill and other intangible assets	(802)	(763)
Securities available-for-sale and financial instruments	(755)	(111)
Mortgage servicing rights	(408)	(546)
Right of use operating leases	(249)	(282)
Fixed assets	(226)
Loans	(112)	(139)
Other deferred tax liabilities, net	(145)	(131)
Gross deferred tax liabilities	(5,208)	(4,672)
Valuation allowance	(163)	(127)
Net Deferred Tax Asset	$ 597	$ 382